Note 11 - Stock Options - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended	12 Months Ended
		Sep. 30, 2019	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Weighted Average Exercise Price, outstanding (in dollars per share)		$ 2.76	$ 0.10		$ 0.10
Number of Options, outstanding (in shares)		690	19,222,000		19,222,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period		(17)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price		$ 93.48
Number of Options, outstanding (in shares)		731	690		19,222,000		19,222,000
Weighted Average Exercise Price, outstanding (in dollars per share)		$ 23.38	$ 2.76		$ 0.10		$ 0.10
Weighted Average Remaining Life in Years, outstanding (Year)		6 years 1 month 6 days	7 years 4 months 24 days		8 years 4 months 24 days		9 years 4 months 24 days
Intrinsic Value, outstanding		$ 33	$ 6,956	[1]	$ 6,639	[1]
Options Outstanding, Vested and expected to vest (in shares)			19,222,000
Weighted Average Exercise Price Per Share, Vested and expected to vest (in dollars per share)			$ 0.10
Weighted-average Remaining Contractual Life, Vested and expected to vest (Year)			7 years 4 months 24 days
Aggregate Intrinsic Value, Vested and expected to vest	[1]		$ 6,956
Number of Options, exercisable (in shares)		550	11,146,000
Weighted Average Exercise Price, exercisable (in dollars per share)		$ 30.07	$ 0.09
Weighted Average Remaining Life in Years, exercisable (Year)		5 years 9 months 18 days	7 years 4 months 24 days
Intrinsic Value, exercisable		$ 33	$ 4,119	[1]
Shares Available For Grant, Balance (in shares)			5,000		5,000		5,000
Alliqua Biomedical, Inc. [Member]
Number of Options, outstanding (in shares)		58
Weighted Average Exercise Price, outstanding (in dollars per share)		$ 289.76

[1]	The aggregate intrinsic value is calculated as the difference between the stock option exercise price and the estimated fair value of the Company’s common stock of $0.46 and $0.44 per share as of December 31, 2018 and 2017.